Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash at bank and in hand	€ 567	€ 733
Short term bank deposits	108	16
Restricted cash	11	27
Total cash and cash equivalents	€ 686	€ 776	€ 554	€ 433